Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Amortized cost	$ 99,899	$ 95,630
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	96,248	91,233
Non-investment grade	606	680
Impaired	149	150
Carrying amount of securities measured at FVOCI subject to impairment	97,003	92,063
Items not subject to impairment	977	828
Carrying amount of securities measured at FVOCI	97,980	92,891
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	75,962	76,035
Non-investment grade	1,117	1,114
Amount before allowance for credit losses	77,079	77,149
Allowance for credit losses	23	22
Amortized cost	77,056	77,127
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	96,195	91,177
Non-investment grade	606	680
Carrying amount of securities measured at FVOCI subject to impairment	96,801	91,857
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	75,962	76,035
Non-investment grade	908	898
Amount before allowance for credit losses	76,870	76,933
Allowance for credit losses	10	8
Amortized cost	76,860	76,925
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	53	56
Carrying amount of securities measured at FVOCI subject to impairment	53	56
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	209	216
Amount before allowance for credit losses	209	216
Allowance for credit losses	13	14
Amortized cost	196	202
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	149	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 149	$ 150